Segment, Geographic and Other Revenue Information - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Litigation settlement income (loss)	[1]	$ 0	$ 0	$ 1,342
Gain associated with the transfer of certain product rights to an equity-method investment	[2],[3]	0	0	459
Costs associated with the Zoetis IPO	[4]	0	0	18
Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs		584	598	1,300
Certain asset impairments		787	440	836
Charge related to pension settlement		491
Alignment costs		282	168
Other legal matters, net		968	999	21
Other charges		332	165	290
Branded prescription drug fee			215
Litigation settlement income (loss)				(1,300)
Gain associated with the transfer of certain product rights to an equity-method investment				459
Certain Significant Items [Member] | Merck KGaA [Member]
Segment Reporting Information [Line Items]
Upfront payments and milestone payments			$ 1,200
Certain Significant Items [Member] | Zoetis [Member]
Segment Reporting Information [Line Items]
Costs associated with the Zoetis IPO				$ 18
Venezuela [Member] | Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Foreign currency loss and inventory impairment		$ 878

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.
[2]	Amounts may not add due to rounding.
[3]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.
[4]	Represents costs incurred in connection with the IPO of an approximate 19.8% ownership interest in Zoetis. Includes expenditures for banking, legal, accounting and similar services. For additional information, see Note 2D.